MERRILL LYNCH
                                            S&P 500
                                            INDEX FUND

                                            Merrill Lynch
                                            Index Funds, Inc.

                              [GRAPHIC OMITTED]

                              STRATEGIC
                                       Performance

                                            Semi-Annual Report
                                            June 30, 2000

                        Merrill Lynch S&P 500 Index Fund

Officers and Directors

Terry K. Glenn, President and Director
M. Colyer Crum, Director
Laurie Simon Hodricks, Director
Jack B. Sunderland, Director
Stephen B. Swensrud, Director
J. Thomas Touchton, Director
Fred G. Weiss, Director
Arthur Zeikel, Director
Christopher G. Ayoub, Senior Vice President
Robert C. Doll, Jr., Senior Vice President
Gregory Mark Maunz, Senior Vice President
Joseph T. Monagle Jr., Senior Vice President
Eric S. Mitofsky, Senior Vice President and
Portfolio Manager
Jeffrey B. Hewson, Vice President
Donald C. Burke, Vice President and Treasurer
Ira P. Shapiro, Secretary

Custodian

Merrill Lynch Trust Company
800 Scudders Mill Road
Plainsboro, NJ 08536

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

                                 Merrill Lynch S&P 500 Index Fund, June 30, 2000

DEAR SHAREHOLDER

One of the most prominent features of the US equity market during the first half of 2000 was the continued heightened level of volatility. Inflationary fears combined with several rounds of interest rate increases by the Federal Reserve Board kept investors wary of the market's ability to sustain the year-end rally of 1999. Having closed 1999 at an all-time high of 1469.25, the Standard & Poor's 500 Composite (S&P 500) Index drifted lower for much of January and February. The S&P 500 Index then surged during the last half of March, and managed to post a positive total return for the year's first quarter. Between March 14, 2000 and the end of the month, the S&P 500 Index added nearly 140 points (a nearly 10% advance) to close March at 1498.58, after briefly passing the 1500 level for the first time. In the first quarter, strong returns in the S&P 500 Index's technology sector, and to a lesser extent its energy group, powered this advance and allowed the Index to overcome weakness in nearly all other sectors.

Although the technology group posted strong returns during the first quarter, the period ended on a note of weakness, which turned into a full-blown correction for this sector in early April. This dragged the entire market down with it, and by April 14 the S&P 500 Index had dropped more than 170 points off its all-time high. Although the market staged a recovery in the last two weeks of April, the S&P 500 Index posted a loss of more than 3% during the month. Despite several days of 2% gains and losses during the next two months, the S&P 500 Index ended the first half of the year little changed from the level at which it ended the month of April. On June 30, 2000, the S&P 500 Index stood at 1454.60, about 1% below its level on December 31, 1999.

Portfolio Matters

For the six months ended June 30, 2000, the Fund's Class A and Class D Shares had total returns of -0.59% and -0.72%, respectively. This compares to the Fund's benchmark, the unmanaged S&P 500 Index, which had a total return of -0.42% for the same six-month period. (Complete performance information can be found on pages 3 and 4 of this report to shareholders.)

Net assets of the Master S&P 500 Index Series stood at $1.7 billion at the end of 1999. Cash flow into the Series remained consistently positive throughout the first half of 2000. Since the Series generally receives new cash on a daily basis, the inevitable build up of the Series' futures position occurs rapidly. As a result, we seek opportunities to unwind these futures contracts, replacing them with an equivalent dollar value of the 500 underlying securities in the S&P 500 Index.

The Fund invests all of its assets in the Series, which has the same investment objective as the Fund. The principal investments of the Series are a fully replicating portfolio of all 500 stocks in the S&P 500 Index and a long position in S&P 500 Index futures contracts. The Series closed the second quarter of 2000 with net assets of $1.8 billion, a small decline of $14 million compared with the level at the end of the first quarter of 2000, but nearly $70 million higher than at the end of 1999. At the end of June, the Series' equity portfolio was valued at $1.7 billion, representing more than 99% of the Fund's net assets. In addition, the Series held a long position of S&P 500 Index September 2000 futures contracts. Through its holdings of equities and futures contracts, it is our goal to be 100% invested in the S&P 500 Index at all times.

Composition activity continued at a rapid pace throughout the first half of 2000. During the first quarter of the year, we added the following equities to the Series in response to their inclusion in the S&P 500 Index: NCR Corporation, Young & Rubicam Inc., Biogen, Inc., Harley-Davidson, Inc., Conexant Systems, Inc., Sabre Holdings Corporation and Linear Technology Corporation The second quarter of the year was even more active in terms of composition changes to the S&P 500 Index. During this period, we added to the Series: VERITAS Software Corporation, Altera Corporation, Siebel Systems, Inc., Sapient Corporation, Maxim Integrated Products, Inc., American Power Conversion Corporation, Agilent Technologies, Inc., Starbucks Corporation, Convergys Corporation, MedImmune, Inc., Charter One Financial, Inc., Novellus Systems, Inc., Sanmina Corporation, Tiffany & Co., Mercury Interactive Corporation, Visteon Corporation and Broadcom Corporation.

In Conclusion

We appreciate your investment in Merrill Lynch S&P 500 Index Fund, and we look forward to assisting you with your investment needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Director


/s/ Eric S. Mitofsky

Eric S. Mitofsky
Senior Vice President and
Portfolio Manager

August 1, 2000

PERFORMANCE DATA

About Fund Performance

      Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers two pricing alternatives:

o Class A Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class D Shares do not incur a maximum initial sales charge or deferred sales charge and bear no ongoing distribution fee. In addition, Class D Shares are subject to an ongoing account maintenance fee of 0.25%.

      None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Investment Adviser voluntarily waived a portion of its management fee. Without such waiver, the Fund's performance would have been lower.

                                     2 & 3

                                 Merrill Lynch S&P 500 Index Fund, June 30, 2000

PERFORMANCE DATA (concluded)

================================================================================================
Recent Performance Results
                                                  6 Months         10 Months      Since Inception
As of June 30, 2000                             Total Return      Total Return      Total Return
================================================================================================
ML S&P 500 Index Fund Class A Shares*               -0.59%            +6.87%          +100.84%
------------------------------------------------------------------------------------------------
ML S&P 500 Index Fund Class D Shares*               -0.72             +6.60           + 99.24
------------------------------------------------------------------------------------------------
S&P 500 Index**                                     -0.42             +7.25           +103.07
================================================================================================

* Total investment returns are based on changes in net asset value for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception date is 4/03/97.
** This unmanaged broad-based Index is comprised of common stocks. Since inception total return is from 4/03/97.

================================================================================
Average Annual Total Return

                                                          % Return
===================================================================
Class A Shares
===================================================================
Year Ended 6/30/00                                         + 6.87%
-------------------------------------------------------------------
Inception (4/03/97) through 6/30/00                        +24.01
-------------------------------------------------------------------

                                                          % Return
===================================================================
Class D Shares
===================================================================
Year Ended 6/30/00                                         + 6.60%
-------------------------------------------------------------------
Inception (4/03/97) through 6/30/00                        +23.70
-------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
S&P 500
INDEX FUND           As of June 30, 2000
====================================================================================================================================
Assets:              Investment in Master S&P 500 Index Series, at value
                        (identified cost--$1,287,490,589) .....................................                    $ 1,759,877,935
                     Deferred organization expenses ...........................................                              9,822
                     Prepaid registration fees and other assets ...............................                             11,112
                                                                                                                    ---------------
                     Total assets .............................................................                      1,759,898,869
                                                                                                                    ---------------
====================================================================================================================================
Liabilities:         Payables:
                        Administrative fees ...................................................    $     332,241
                        Distributor ...........................................................          181,049           513,290
                                                                                                   -------------
                     Accrued expenses .........................................................                             135,915
                                                                                                                    ---------------
                     Total liabilities ........................................................                             649,205
                                                                                                                    ---------------
====================================================================================================================================
Net Assets:          Net assets ...............................................................                     $ 1,759,249,664
                                                                                                                    ===============
====================================================================================================================================
Net Assets           Class A Shares of Common Stock, $.0001 par value,
Consist of:             125,000,000 shares authorized .........................................                     $         4,936
                     Class D Shares of Common Stock, $.0001 par value,
                        125,000,000 shares authorized .........................................                               4,897
                     Paid-in capital in excess of par .........................................                       1,326,732,654
                     Undistributed investment income--net .....................................                           6,379,290
                     Accumulated realized capital losses on investments from the Series--net ..                         (26,973,205)
                     Accumulated distributions in excess of realized capital gains on
                        investments from the Series--net ......................................                         (19,286,254)
                     Unrealized appreciation on investments from the Series--net ..............                         472,387,346
                                                                                                                    ---------------
                     Net assets ...............................................................                     $ 1,759,249,664
                                                                                                                    ===============
====================================================================================================================================
Net Asset            Class A--Based on net assets of $884,354,782 and 49,355,945
Value:                  shares outstanding ....................................................                     $         17.92
                                                                                                                    ===============
                     Class D--Based on net assets of $874,894,882 and 48,968,226
                        shares outstanding ....................................................                     $         17.87
                                                                                                                    ===============
====================================================================================================================================

                     See Notes to Financial Statements.

STATEMENT OF OPERATIONS

MERRILL LYNCH
S&P 500
INDEX FUND           For the Six Months Ended June 30, 2000
====================================================================================================================================
Investment Income:   Investment income allocated from the Series ..............................                     $    10,558,414
                     Expenses allocated from the Series .......................................                            (353,656)
                                                                                                                    ---------------
                     Net investment income from the Series ....................................                          10,204,758
                                                                                                                    ---------------
====================================================================================================================================
Expenses:            Administration fee .......................................................    $   2,083,086
                     Account maintenance fee--Class D .........................................        1,067,758
                     Registration fees ........................................................          249,787
                     Printing and shareholder reports .........................................          204,715
                     Transfer agent fees ......................................................          191,253
                     Professional fees ........................................................           50,174
                     Amortization of organization expenses                                                 4,710
                     Accounting services ......................................................            1,373
                     Other ....................................................................            2,160
                                                                                                   -------------
                     Total expenses before reimbursement ......................................        3,855,016
                     Reimbursement of expenses ................................................           (9,416)
                                                                                                   -------------
                     Total expenses after reimbursement .......................................                           3,845,600
                                                                                                                    ---------------
                     Investment income--net ...................................................                           6,359,158
                                                                                                                    ---------------
====================================================================================================================================
Realized &           Realized loss on investments from the Series--net ........................                         (14,313,416)
Unrealized           Change in unrealized appreciation on investments from the Series--net ....                          (1,142,990)
Loss from the                                                                                                       ---------------
Series--Net:         Net Decrease in Net Assets Resulting from Operations .....................                     $    (9,097,248)
                                                                                                                    ===============
====================================================================================================================================

                     See Notes to Financial Statements.


                                      4 & 5

                                 Merrill Lynch S&P 500 Index Fund, June 30, 2000

STATEMENTS OF CHANGES IN NET ASSETS

MERRILL LYNCH                                                                                     For the Six           For the
S&P 500                                                                                          Months Ended          Year Ended
INDEX FUND           Increase (Decrease) in Net Assets:                                          June 30, 2000       Dec. 31, 1999
====================================================================================================================================
Operations:          Investment income--net ..............................................      $     6,359,158     $    13,361,135
                     Realized loss on investments from the Series--net ...................          (14,313,416)        (12,925,029)
                     Change in unrealized appreciation on investments from the Series--net           (1,142,990)        282,264,783
                                                                                                ---------------     ---------------
                     Net increase (decrease) in net assets resulting from operations .....           (9,097,248)        282,700,889
                                                                                                ---------------     ---------------
====================================================================================================================================
Dividends &          Investment income--net
Distributions to        Class A ..........................................................                   --          (7,708,322)
Shareholders:           Class D ..........................................................                   --          (6,171,913)
                     In excess of realized gain on investments from the Series--net
                        Class A ..........................................................                   --          (9,542,324)
                        Class D ..........................................................                   --          (9,743,930)
                                                                                                ---------------     ---------------
                     Net decrease in net assets resulting from dividends and
                      distributions to shareholders ......................................                   --         (33,166,489)
                                                                                                ---------------     ---------------
====================================================================================================================================
Capital Share        Net increase in net assets derived from capital share transactions ..           78,838,146         322,049,353
Transactions:                                                                                   ---------------     ---------------
====================================================================================================================================
Net Assets:          Total increase in net assets ........................................           69,740,898         571,583,753
                     Beginning of period .................................................        1,689,508,766       1,117,925,013
                                                                                                ---------------     ---------------
                     End of period* ......................................................      $ 1,759,249,664     $ 1,689,508,766
                                                                                                ===============     ===============
====================================================================================================================================
                   * Undistributed investment income--net ................................      $     6,379,290     $        20,132
                                                                                                ===============     ===============
====================================================================================================================================

                     See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                                                                         Class A
                                                                                  --------------------------------------------------
                     The following per share data and ratios have been derived                       For the Year     For the Period
MERRILL LYNCH        from information provided in the financial statements.        For the Six       Ended Dec. 31,   April 3, 1997+
S&P 500                                                                           Months Ended    -------------------        to
INDEX FUND           Increase (Decrease) in Net Asset Value:                      June 30, 2000     1999       1998    Dec. 31, 1997
====================================================================================================================================
Per Share            Net asset value, beginning of period ...............           $  18.02      $  15.30   $  12.55   $  10.00
Operating                                                                           --------      --------   --------   --------
Performance:         Investment income--net .............................                .07           .18        .18        .11
                     Realized and unrealized gain (loss) on investments
                      from the Series--net ..............................               (.17)         2.92       3.33       2.97
                                                                                    --------      --------   --------   --------
                     Total from investment operations ...................               (.10)         3.10       3.51       3.08
                                                                                    --------      --------   --------   --------
                     Less dividends and distributions:
                        Investment income--net ..........................                 --          (.17)      (.16)      (.11)
                        Realized gain on investments from the Series--net                 --            --       (.60)      (.42)
                        In excess of realized gain on investments from
                          the Series--net ...............................                 --          (.21)        --         --
                                                                                    --------      --------   --------   --------
                     Total dividends and distributions ..................                 --          (.38)      (.76)      (.53)
                                                                                    --------      --------   --------   --------
                     Net asset value, end of period .....................           $  17.92      $  18.02   $  15.30   $  12.55
                                                                                    ========      ========   ========   ========
====================================================================================================================================
Total Investment     Based on net asset value per share .................               (.59%)++     20.45%     28.24%     30.80%+++
Return:                                                                             ========      ========   ========   ========
====================================================================================================================================
Ratios to Average    Expenses, net of reimbursement++ ...................                .37%*         .38%       .39%       .40%*
Net Assets:                                                                         ========      ========   ========   ========
                     Expenses++ .........................................                .37%*         .38%       .40%       .57%*
                                                                                    ========      ========   ========   ========
                     Investment income--net .............................                .87%*        1.03%      1.27%      1.71%*
                                                                                    ========      ========   ========   ========
====================================================================================================================================
Supplemental         Net assets, end of period (in thousands) ...........           $884,355      $848,591   $682,669   $445,016
Data:                                                                               ========      ========   ========   ========
====================================================================================================================================

                                                                                                         Class D
                                                                                  --------------------------------------------------
                     The following per share data and ratios have been derived                        For the Year    For the Period
MERRILL LYNCH        from information provided in the financial statements.        For the Six       Ended Dec. 31,   April 3, 1997+
S&P 500                                                                           Months Ended    -------------------       to
INDEX FUND           Increase (Decrease) in Net Asset Value:                      June 30, 2000     1999       1998    Dec. 31, 1997
====================================================================================================================================
Per Share            Net asset value, beginning of period ...............           $  18.00      $  15.28   $  12.54   $  10.00
Operating                                                                           --------      --------   --------   --------
Performance:         Investment income--net .............................                .06           .13        .11        .11
                     Realized and unrealized gain (loss) on investments
                      from the Series--net ..............................               (.19)         2.94       3.37       2.95
                                                                                    --------      --------   --------   --------
                     Total from investment operations ...................               (.13)         3.07       3.48       3.06
                                                                                    --------      --------   --------   --------
                     Less dividends and distributions:
                        Investment income--net ..........................                 --          (.14)      (.14)      (.10)
                        Realized gain on investments from the Series--net                 --            --       (.60)      (.42)
                        In excess of realized gain on investments from
                          the Series--net ...............................                 --          (.21)        --         --
                                                                                    --------      --------   --------   --------
                     Total dividends and distributions ..................                 --          (.35)      (.74)      (.52)
                                                                                    --------      --------   --------   --------
                     Net asset value, end of period .....................           $  17.87      $  18.00   $  15.28   $  12.54
                                                                                    ========      ========   ========   ========
====================================================================================================================================
Total Investment     Based on net asset value per share .................               (.72%)++     20.16%     27.95%     30.53%+++
Return:                                                                             ========      ========   ========   ========
====================================================================================================================================
Ratios to Average    Expenses, net of reimbursement++ ...................                .62%*         .63%       .64%       .65%*
Net Assets:                                                                         ========      ========   ========   ========
                     Expenses++ .........................................                .62%*         .63%       .65%       .82%*
                                                                                    ========      ========   ========   ========
                     Investment income--net .............................                .62%*         .77%      1.00%      1.47%*
                                                                                    ========      ========   ========   ========
====================================================================================================================================
Supplemental         Net assets, end of period (in thousands) ...........           $874,895      $840,918   $435,256   $157,567
Data:                                                                               ========      ========   ========   ========
====================================================================================================================================

                 +   Commencement of operations.
                 ++  Includes the Fund's share of the Series' allocated
                     expenses.
                 +++ Aggregate total investment return.
                 *   Annualized.

                     See Notes to Financial Statements.


                                     6 & 7

                                 Merrill Lynch S&P 500 Index Fund, June 30, 2000

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH
S&P 500
INDEX FUND

1. Significant Accounting Policies:

Merrill Lynch S&P 500 Index Fund (the "Fund") is part of Merrill Lynch Index Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified mutual fund. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Fund seeks to achieve its investment objective by investing all of its assets in the Master S&P 500 Index Series (the "Series") of the Quantitative Master Series Trust, which has the same investment objective as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund offers two classes of shares, Class A and Class D. Shares of Class A and Class D are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class D Shares bear certain expenses related to the account maintenance of such shares and have exclusive voting rights with respect to matters relating to its account maintenance expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Valuation of securities is discussed in Note 1a of the Series' Notes to Financial Statements, which are included elsewhere in this report.

(b) Income--The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Series, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required.

(d) Prepaid registration fees and deferred organization expenses--Prepaid registration fees are charged to expense as the related shares are issued. Deferred organization expenses are charged to expense on a straight-line basis over a period not exceeding five years.

(e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions--Investment transactions are accounted for on a trade date basis.

2. Transactions with Affiliates:

The Corporation has entered into an Administrative Services Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co.), which is the limited partner. The Fund pays a monthly fee at an annual rate of .245% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. For the six months ended June 30, 2000, FAM earned fees of $2,083,086, of which $9,416 was voluntarily waived.

The Corporation has also entered into a Distribution Agreement and Distribution Plan with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plan adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing account maintenance fee. The fee is accrued daily and paid monthly at the annual rate of .25% based upon the average daily net assets of Class D shares.

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class D shareholders.

Financial Data Services, Inc. ("FDS"), an indirect wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, FAMD, FDS, and/or ML & Co.

3. Investments:

Increases and decreases in the Fund's investments in the Series for the six months ended June 30, 2000 were $174,869,064 and $100,015,016, respectively.

4. Capital Share Transactions:

Net increase in net assets derived from capital share transactions was $78,838,146 and $322,049,353 for the six months ended June 30, 2000 and for the year ended December 31, 1999, respectively.

Transactions in capital shares for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Six Months                                     Dollar
Ended June 30, 2000                            Shares                 Amount
--------------------------------------------------------------------------------
Shares sold ....................             17,594,921           $ 307,796,151
Shares redeemed ................            (15,319,465)           (268,026,312)
                                             ----------           -------------
Net increase ...................              2,275,456           $  39,769,839
                                             ==========           =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class A Shares for the Year Ended                                     Dollar
December 31, 1999                              Shares                 Amount
--------------------------------------------------------------------------------
Shares sold ....................             43,531,071           $ 714,509,919
Shares issued to shareholders
in reinvestment of dividends
and distributions ..............                950,102              16,408,260
                                             ----------           -------------
Total issued ...................             44,481,173             730,918,179
Shares redeemed ................            (42,032,381)           (704,821,899)
                                             ----------           -------------
Net increase ...................              2,448,792           $  26,096,280
                                             ==========           =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Six Months                                     Dollar
Ended June 30, 2000                            Shares                 Amount
--------------------------------------------------------------------------------
Shares sold ....................             13,939,467           $ 243,866,874
Shares redeemed ................            (11,701,136)           (204,798,567)
                                             ----------           -------------
Net increase ...................              2,238,331           $  39,068,307
                                             ==========           =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year Ended                                     Dollar
December 31, 1999                              Shares                 Amount
--------------------------------------------------------------------------------
Shares sold ....................             34,981,106           $ 573,245,057
Shares issued to shareholders
in reinvestment of dividends
and distributions ..............                790,655              13,630,892
                                             ----------           -------------
Total issued ...................             35,771,761             586,875,949
Shares redeemed ................            (17,530,176)           (290,922,876)
                                             ----------           -------------
Net increase ...................             18,241,585           $ 295,953,073
                                             ==========           =============
--------------------------------------------------------------------------------


                                     8 & 9

                                 Merrill Lynch S&P 500 Index Fund, June 30, 2000

SCHEDULE OF INVESTMENTS

  Master S&P 500 Index Series
  ------------------------------------------------------------------------------
                                                   Shares
  Issue                                             Held              Value
  ==============================================================================
  Common Stocks

+ 3Com Corporation .............................    49,020        $   2,824,778
+ ADC Telecommunications, Inc. .................    47,127            3,952,777
+ The AES Corporation ..........................    59,563            2,717,562
  AFLAC Incorporated ...........................    37,095            1,704,052
  ALLTEL Corporation ...........................    44,060            2,728,966
+ ALZA Corporation .............................    14,290              844,896
+ AMR Corporation ..............................    20,965              554,262
  AT&T Corp. ...................................   524,353           16,582,664
  Abbott Laboratories ..........................   216,522            9,648,762
+ Adaptec, Inc. ................................    14,526              330,466
  Adobe Systems Incorporated ...................    16,732            2,173,068
  Adolph Coors Company (Class B) ...............     5,152              311,696
+ Advanced Micro Devices, Inc. .................    21,409            1,653,845
  Aetna Inc. ...................................    19,692            1,263,980
+ Agilent Technologies, Inc. ...................    63,158            4,657,902
  Air Products and Chemicals, Inc. .............    32,045              987,387
  Alberto-Culver Company (Class B) .............     7,842              239,671
  Albertson's, Inc. ............................    59,193            1,968,167
  Alcan Aluminum Ltd. ..........................    30,583              948,073
  Alcoa Inc. ...................................   120,713            3,500,677
  Allegheny Technologies Incorporated ..........    11,653              209,754
  Allergan Inc. ................................    18,141            1,351,504
+ Allied Waste Industries, Inc. ................    26,451              264,510
  The Allstate Corporation .....................   104,049            2,315,090
+ Altera Corporation ...........................    27,812            2,835,086
  Amerada Hess Corporation .....................    12,680              782,990
  Ameren Corporation ...........................    19,214              648,472
+ America Online, Inc. .........................   321,031           16,934,385
  American Electric Power Company, Inc. ........    44,828            1,328,035
  American Express Company .....................   186,666            9,729,965
  American General Corporation .................    34,709            2,117,249
  American Greetings Corporation
     (Class A) .................................     9,034              171,646
  American Home Products Corporation ...........   182,268           10,708,245
  American International Group, Inc. ...........   215,388           25,308,090
+ American Power Conversion Corporation ........    27,088            1,105,529
+ Amgen Inc. ...................................   143,474           10,079,048
  AmSouth Bancorporation .......................    54,892              864,549
  Anadarko Petroleum Corporation ...............    17,920              883,680
+ Analog Devices, Inc. .........................    49,438            3,757,288
+ Andrew Corporation ...........................    11,284              378,719
  Anheuser-Busch Companies, Inc. ...............    63,133            4,715,246
  Aon Corporation ..............................    35,752            1,110,546
  Apache Corporation ...........................    15,924              936,530
+ Apple Computer, Inc. .........................    45,435            2,379,658
+ Applied Materials, Inc. ......................   112,836           10,225,762
  Archer-Daniels-Midland Company ...............    84,131              825,535
  Armstrong World Industries Inc. ..............     5,631               86,225
  Ashland Inc. .................................     9,863              345,821
  Associates First Capital Corporation
    (Class A) ..................................   101,782            2,271,011
  Autodesk, Inc. ...............................     8,147              282,599
  Automatic Data Processing, Inc. ..............    87,638            4,694,110
+ AutoZone, Inc. ...............................    18,695              411,290
  Avery Dennison Corporation ...................    15,705            1,054,198
  Avon Products, Inc. ..........................    33,180            1,476,510
  The B.F. Goodrich Company ....................    15,029              511,925
  BB&T Corporation .............................    48,701            1,162,736
+ BMC Software, Inc. ...........................    34,117            1,244,737
  Baker Hughes Incorporated ....................    46,118            1,475,776
  Ball Corporation .............................     4,166              134,093
  Bank of America Corporation ..................   231,561            9,957,123
  The Bank of New York Company, Inc. ...........   103,050            4,791,825
  Bank One Corporation .........................   160,266            4,257,066
  Barrick Gold Corporation .....................    55,294            1,005,660
  Bausch & Lomb Incorporated ...................     7,416              573,813
  Baxter International Inc. ....................    40,602            2,854,828
  The Bear Stearns Companies Inc. ..............    15,456              643,356
  Becton, Dickinson and Company ................    35,243            1,011,034
+ Bed Bath & Beyond Inc. .......................    19,587              710,029
  Bell Atlantic Corporation ....................   215,983           10,974,636
  BellSouth Corporation ........................   262,939           11,207,775
  Bemis Company, Inc. ..........................     7,449              250,473
+ Best Buy Co., Inc. ...........................    28,562            1,806,546
  Bestfoods ....................................    38,361            2,656,499
+ Bethlehem Steel Corporation ..................    18,435               65,675
+ Biogen, Inc. .................................    20,784            1,340,568
  Biomet, Inc. .................................    16,534              635,526
  The Black & Decker Corporation ...............    11,924              468,762
  The Boeing Company ...........................   126,769            5,300,529
  Boise Cascade Corporation ....................     7,998              206,948
+ Boston Scientific Corporation ................    56,974            1,249,867
  Briggs & Stratton Corporation ................     3,172              108,641
  Bristol-Myers Squibb Company .................   275,643           16,056,205
+ Broadcom Corporation (Class A) ...............    28,170            6,167,469
  Brown-Forman Corporation (Class B) ...........     9,568              514,280
  Brunswick Corporation ........................    12,307              203,835
  Burlington Northern Santa Fe Corp. ...........    59,842            1,372,626
  Burlington Resources Inc. ....................    30,088            1,150,866
  CIGNA Corporation ............................    22,762            2,128,247
  CMS Energy Corporation .......................    15,371              340,083
  CP&L, Inc. ...................................    22,308              712,462
  C.R. Bard, Inc. ..............................     7,038              338,704
  CSX Corporation ..............................    30,526              646,770
  CVS Corporation ..............................    54,520            2,180,800
+ Cabletron Systems, Inc. ......................    25,470              643,117
  Campbell Soup Company ........................    59,036            1,719,423
  Capital One Financial Corporation ............    27,418            1,223,528
  Cardinal Health, Inc. ........................    38,468            2,846,632
  Carnival Corporation .........................    84,490            1,647,555
  Caterpillar Inc. .............................    48,712            1,650,119
+ Cendant Corporation ..........................   100,773            1,410,822
  Centex Corporation ...........................     8,296              194,956
  CenturyTel, Inc. .............................    19,619              564,046
+ Ceridian Corporation .........................    20,264              487,602
  The Charles Schwab Corporation ...............   190,221            6,396,181
  Charter One Financial, Inc. ..................    29,264              673,072
  The Chase Manhattan Corporation ..............   172,810            7,960,084
  Chevron Corporation ..........................    91,118            7,727,945
  The Chubb Corporation ........................    24,498            1,506,627
  Cincinnati Financial Corporation .............    22,514              707,784
  Cinergy Corp. ................................    22,256              566,137
  Circuit City Stores--Circuit City Group ......    28,472              944,914
+ Cisco Systems, Inc. ..........................   972,040           61,785,292
  Citigroup Inc. ...............................   471,540           28,410,285
+ Citrix Systems, Inc. .........................    25,919              490,841
+ Clear Channel Communications, Inc. ...........    47,358            3,551,850
  The Clorox Company ...........................    32,800            1,469,850
  The Coastal Corporation ......................    29,897            1,819,980
  The Coca-Cola Company ........................   345,882           19,866,597
  Coca-Cola Enterprises Inc. ...................    58,772              958,718
  Colgate-Palmolive Company ....................    80,595            4,825,626
  Columbia Energy Group ........................    11,297              741,366
+ Comcast Corporation (Class A) ................   125,450            5,080,725
  Comerica Incorporated ........................    21,857              980,833
  Compaq Computer Corporation ..................   237,305            6,066,109
  Computer Associates International, Inc. ......    82,257            4,210,530
+ Computer Sciences Corporation ................    23,389            1,746,866
+ Compuware Corporation ........................    50,379              522,682
+ Comverse Technology, Inc. ....................    21,351            1,985,643
  ConAgra, Inc. ................................    68,779            1,311,100
+ Conexant Systems, Inc. .......................    30,375            1,476,984
  Conoco Inc. (Class B) ........................    87,252            2,143,127
  Conseco, Inc. ................................    45,453              443,167
  Consolidated Edison, Inc. ....................    29,618              877,433
+ Consolidated Stores Corporation ..............    15,498              185,976
  Constellation Energy Group ...................    20,908              680,817
+ Convergys Corporation ........................    21,440            1,112,200
  Cooper Industries, Inc. ......................    13,051              424,973
  Cooper Tire & Rubber Company .................    10,345              115,088
  Corning Incorporated .........................    38,547           10,402,872
+ Costco Wholesale Corporation .................    62,401            2,059,233
  Countrywide Credit Industries, Inc. ..........    15,810              479,241
  Crane Co. ....................................     8,479              206,146
  Crown Cork & Seal Company, Inc. ..............    17,929              268,935
  Cummins Engine Company, Inc. .................     5,811              158,350
  DTE Energy Company ...........................    19,983              610,730
  Dana Corporation .............................    21,334              452,014
  Danaher Corporation ..........................    19,796              978,665
  Darden Restaurants, Inc. .....................    17,290              280,962
  Deere & Company ..............................    32,732            1,211,084
+ Dell Computer Corporation ....................   359,835           17,744,363
  Delphi Automotive Systems
     Corporation ...............................    78,681            1,145,792
  Delta Air Lines, Inc. ........................    17,117              865,478
  Deluxe Corporation ...........................    10,114              238,311
  Dillard's, Inc. (Class A) ....................    13,079              160,218
  Dollar General Corporation ...................    45,989              896,785
  Dominion Resources, Inc. .....................    33,261            1,426,065
  Dover Corporation ............................    28,367            1,150,636
  The Dow Chemical Company .....................    94,479            2,852,085
  Dow Jones & Company, Inc. ....................    12,365              905,736
  Duke Energy Corporation ......................    51,352            2,894,969
  The Dun & Bradstreet Corporation .............    22,644              648,185
  E.I. du Pont de Nemours and Company ..........   146,322            6,401,587
+ EMC Corporation ..............................   303,188           23,326,527
  Eastern Enterprises ..........................     3,744              235,872
  Eastman Chemical Company .....................    10,766              514,076
  Eastman Kodak Company ........................    43,289            2,575,695
  Eaton Corporation ............................    10,167              681,189
  Ecolab Inc. ..................................    18,119              707,773
  Edison International .........................    46,434              951,897
  El Paso Energy Corporation ...................    32,322            1,646,402
  Electronic Data Systems Corporation ..........    65,096            2,685,210
  Eli Lilly and Company ........................   157,841           15,764,370
  Emerson Electric Co. .........................    59,629            3,600,101
  Engelhard Corporation ........................    17,832              304,258
  Enron Corp. ..................................   102,303            6,598,543
  Entergy Corporation ..........................    32,134              873,643
  Equifax Inc. .................................    19,766              518,857
  Exxon Mobil Corporation++ ....................   486,508           38,190,878
+ FMC Corporation ..............................     4,232              245,456
  FPL Group, Inc. ..............................    24,900            1,232,550
+ FedEx Corp. ..................................    40,520            1,539,760
  Federal Home Loan Mortgage ...................
     Association ...............................    97,128            3,933,684


                                    10 & 11

                                 Merrill Lynch S&P 500 Index Fund, June 30, 2000

  Master S&P 500 Index Series (continued)
  ------------------------------------------------------------------------------
                                                    Shares
  Issue                                              Held             Value
  ==============================================================================
  Common Stocks (continued)

  Federal National Mortgage Association ........    140,754       $   7,345,599
+ Federated Department Stores, Inc. ............     29,963           1,011,251
  Fifth Third Bancorp ..........................     43,244           2,735,183
  First Data Corporation .......................     57,612           2,858,995
  First Union Corporation ......................    137,034           3,400,156
  Firstar Corporation ..........................    135,527           2,854,537
  FirstEnergy Corp. ............................     32,268             754,264
  FleetBoston Financial Corporation ............    125,916           4,281,144
  Florida Progress Corporation .................     13,809             647,297
  Fluor Corporation ............................     10,664             337,249
  Ford Motor Company ...........................    168,438           7,242,834
  Fort James Corporation .......................     28,752             664,890
  Fortune Brands, Inc. .........................     22,175             511,411
  Franklin Resources, Inc. .....................     34,032           1,033,722
+ Freeport-McMoRan Copper & Gold, Inc. .........
  (Class B) ....................................     22,409             207,283
  GPU, Inc. ....................................     16,991             459,819
  GTE Corporation ..............................    134,529           8,374,430
  Gannett Co., Inc. ............................     37,241           2,227,477
  The Gap, Inc. ................................    118,906           3,715,813
+ Gateway Inc. .................................     44,972           2,552,161
  General Dynamics Corporation .................     28,097           1,468,068
  General Electric Company .....................  1,382,539          73,274,567
  General Mills, Inc. ..........................     40,731           1,557,961
  General Motors Corporation ...................     74,764           4,340,985
  Genuine Parts Company ........................     24,765             495,300
  Georgia-Pacific Group ........................     23,879             626,824
  The Gillette Company .........................    145,872           5,096,403
+ Global Crossing Ltd. .........................    123,216           3,242,121
  Golden West Financial Corporation ............     22,140             903,589
  The Goodyear Tire & Rubber Company ...........     21,901             438,020
  The Great Atlantic & Pacific Tea
     Company, Inc. .............................      5,345              88,861
  Great Lakes Chemical Corporation .............      7,606             239,589
+ Guidant Corporation ..........................     42,826           2,119,887
  H & R Block, Inc. ............................     13,713             443,958
  H.J. Heinz Company ...........................     49,230           2,153,812
  HCA--The Healthcare Corporation ..............      77,924          2,366,941
+ HEALTHSOUTH Corporation ......................     53,863             387,140
  Halliburton Company ..........................     62,040           2,927,512
  Harcourt General, Inc. .......................     10,009             544,239
  Harley-Davidson, Inc. ........................     42,470           1,635,095
+ Harrah's Entertainment, Inc. .................     17,108             358,199
  The Hartford Financial Services
     Group, Inc. ...............................     30,025           1,679,523
  Hasbro, Inc. .................................     24,106             363,097
  Hercules Incorporated ........................     15,010             211,078
  Hershey Foods Corporation ....................     19,207             931,539
  Hewlett-Packard Company ......................    139,753          17,451,656
  Hilton Hotels Corporation ....................     51,467             482,503
  The Home Depot, Inc. .........................    323,251          16,142,347
  Homestake Mining Company .....................     36,398             250,236
  Honeywell International Inc. .................    111,538           3,757,436
  Household International, Inc. ................     66,118           2,748,029
+ Humana Inc. ..................................     23,446             114,299
  Huntington Bancshares Incorporated ...........     31,018             490,472
  IKON Office Solutions, Inc. ..................      5,684              22,025
  IMS Health Incorporated ......................     41,522             747,396
  ITT Industries, Inc. .........................     12,286             373,187
  Illinois Tool Works Inc. .....................     42,093           2,399,301
+ Inco Limited .................................     25,446             391,232
  Ingersoll-Rand Company .......................     22,665             912,266
  Intel Corporation ............................    467,961          62,560,536
  International Business Machines
     Corporation ...............................    247,746          27,143,671
  International Flavors & Fragrances Inc. ......     14,399             434,670
  International Paper Company ..................     67,500           2,012,329
  The Interpublic Group of
     Companies, Inc. ...........................     42,157           1,812,751
  J.C. Penney Company, Inc. ....................     36,531             673,540
  J.P. Morgan & Co., Incorporated ..............     22,733           2,503,472
  Jefferson--Pilot Corporation .................     14,438             814,845
  Johnson & Johnson ............................    194,370          19,801,444
  Johnson Controls, Inc. .......................     11,959             613,646
+ KLA-Tencor Corporation .......................     25,990           1,522,039
  Kansas City Southern Industries, Inc. ........     15,605           1,383,968
  Kaufman and Broad Home Corporation ...........      6,724             133,219
  Kellogg Company ..............................     56,683           1,686,319
  Kerr-McGee Corporation .......................     13,157             775,441
  KeyCorp. .....................................     60,755           1,070,807
  Kimberly-Clark Corporation ...................     77,636           4,454,366
+ Kmart Corporation ............................     67,216             457,909
  Knight Ridder, Inc. ..........................     10,878             578,574
+ Kohl's Corporation ...........................     45,585           2,535,666
+ The Kroger Co. ...............................    116,667           2,573,966
+ LSI Logic Corporation ........................     42,900           2,321,962
  Leggett & Platt, Incorporated ................     27,506             453,849
  Lehman Brothers Holdings, Inc. ...............     16,922           1,600,187
+ Lexmark International Group, Inc.
  (Class A) ....................................     18,098           1,217,090
  The Limited, Inc. ............................     60,069           1,298,992
  Lincoln National Corporation .................     26,845             969,776
  Linear Technology Corporation ................     43,416           2,775,910
  Liz Claiborne, Inc. ..........................      7,622             268,675
  Lockheed Martin Corporation ..................     55,933           1,387,838
  Loews Corporation ............................     13,812             828,720
  Longs Drug Stores Corporation ................      5,528             120,234
  Louisiana-Pacific Corporation ................     14,587             158,634
  Lowe's Companies, Inc. .......................     53,418           2,193,477
  Lucent Technologies Inc. .....................    455,063          26,962,483
  MBIA, Inc. ...................................     13,779             663,976
  MBNA Corporation .............................    112,030           3,038,814
  MGIC Investment Corporation ..................     14,841             675,265
  Mallinckrodt Inc. ............................      9,393             408,008
+ Manor Care, Inc. .............................     14,324             100,268
  Marriott International, Inc. (Class A) .......     33,478           1,207,300
  Marsh & McLennan Companies, Inc. .............     37,672           3,934,369
  Masco Corporation ............................     62,685           1,132,248
  Mattel, Inc. .................................     59,481             784,406
+ Maxim Integrated Products, Inc. ..............     39,402           2,676,873
  The May Department Stores Company ............     46,462           1,115,088
  Maytag Corporation ...........................     10,979             404,851
  McDermott International, Inc. ................      8,332              73,426
  McDonald's Corporation .......................    186,728           6,150,353
  The McGraw-Hill Companies, Inc. ..............     27,234           1,470,636
  McKesson HBOC, Inc. ..........................     39,375             824,414
  The Mead Corporation .........................     14,394             363,449
+ MedImmune, Inc. ..............................     29,132           2,155,768
  Medtronic, Inc. ..............................    167,246           8,330,941
  Mellon Financial Corporation .................     68,637           2,500,961
  Merck & Co., Inc. ............................    321,317          24,620,915
+ Mercury Interactive Corporation ..............     11,106           1,074,506
  Meredith Corporation .........................      7,118             240,233
  Merrill Lynch & Co., Inc.++ ..................     54,199           6,232,885
+ Micron Technology, Inc. ......................     77,567           6,830,744
+ Microsoft Corporation++ ......................    735,386          58,830,880
  Millipore Corporation ........................      6,407             482,928
  Minnesota Mining and Manufacturing
     Company (3M) ..............................     55,312           4,563,240
  Molex Incorporated ...........................     27,451           1,321,079
  Morgan Stanley Dean Witter & Co. .............    158,115          13,163,074
  Motorola, Inc. ...............................    300,791           8,741,738
+ NCR Corporation ..............................     13,295             517,674
  NICOR, Inc. ..................................      6,530             213,041
  Nabisco Group Holdings Corp. .................     45,616           1,183,165
  National City Corporation ....................     84,709           1,445,347
+ National Semiconductor Corporation ...........     24,718           1,402,747
  National Service Industries, Inc. ............      5,688             110,916
+ Navistar International Corporation ...........      8,647             268,597
+ Network Appliance, Inc. ......................     42,555           3,425,678
  New Century Energies, Inc. ...................     16,277             488,310
  The New York Times Company (Class A) .........     23,799             940,061
  Newell Rubbermaid Inc. .......................     37,243             959,007
  Newmont Mining Corporation ...................     23,480             507,755
+ Nextel Communications, Inc. (Class A) ........    105,881           6,478,594
+ Niagara Mohawk Holdings Inc. .................     24,138             336,423
  Nike, Inc. (Class B) .........................     38,215           1,521,435
  Nordstrom, Inc. ..............................     18,809             453,767
  Norfolk Southern Corporation .................     53,514             796,021
  Nortel Networks Corporation ..................    413,928          28,250,586
  Northern States Power Company ................     22,000             444,125
  Northern Trust Corporation ...................     31,061           2,020,906
  Northrop Grumman Corporation .................      9,766             646,998
+ Novell, Inc. .................................     46,038             425,852
+ Novellus Systems, Inc. .......................     18,248           1,032,153
  Nucor Corporation ............................     11,886             394,467
  ONEOK, Inc. ..................................      4,081             105,851
  Occidental Petroleum Corporation .............     51,493           1,084,571
+ Office Depot, Inc. ...........................     44,187             276,169
  Old Kent Financial Corporation ...............     19,189             513,307
  Omnicom Group Inc. ...........................     24,824           2,210,888
+ Oracle Corporation ...........................    396,668          33,344,904
  Owens Corning ................................      7,774              71,910
+ Owens-Illinois, Inc. .........................     20,523             239,863
  PACCAR Inc. ..................................     10,706             424,894
  PE Corp-PE Biosystems Group ..................     29,113           1,917,819
  PECO Energy Company ..........................     23,752             957,503
  PG&E Corporation .............................     53,854           1,326,155
  PNC Bank Corp. ...............................     40,577           1,902,047
  PPG Industries, Inc. .........................     24,396           1,081,048
  PPL Corporation ..............................     20,170             442,479
+ Pactiv Corporation ...........................     23,659             186,315
  PaineWebber Group Inc. .......................     20,389             927,700
  Pall Corporation .............................     17,281             319,699
+ Parametric Technology Corporation ............     38,518             423,698
  Parker-Hannifin Corporation ..................     15,659             536,321
  Paychex, Inc. ................................     51,907           2,180,094
  Peoples Energy Corporation ...................      4,932             159,674
+ PeopleSoft, Inc. .............................     38,568             646,014
  PepsiCo, Inc. ................................    201,391           8,949,313
  PerkinElmer, Inc. ............................      6,866             454,014
  Pfizer Inc. ..................................    879,654          42,223,380
  Pharmacia Corporation ........................    177,386           9,168,639
  Phelps Dodge Corporation .....................     11,025             409,992
  Philip Morris Companies Inc. .................    319,580           8,488,844
  Phillips Petroleum Company ...................     35,481           1,798,443


                                    12 & 13

                                 Merrill Lynch S&P 500 Index Fund, June 30, 2000

SCHEDULE OF INVESTMENTS (concluded)

  Master S&P 500 Index Series (concluded)
  ------------------------------------------------------------------------------
                                                    Shares
  Issue                                              Held              Value
  ==============================================================================
  Common Stocks (concluded)

  Pinnacle West Capital Corporation ............    11,840         $    401,080
  Pitney Bowes Inc. ............................    36,028            1,441,120
  Placer Dome Inc. .............................    45,772              437,695
  Polaroid Corporation .........................     6,204              112,060
  Potlatch Corporation .........................     3,985              132,003
  Praxair, Inc. ................................    22,080              826,620
  The Procter & Gamble Company .................   182,794           10,464,956
  The Progressive Corporation ..................    10,230              757,020
  Providian Financial Corporation ..............    19,942            1,794,780
  Public Service Enterprise Group
     Incorporated ..............................    30,234            1,046,852
  Pulte Corporation ............................     5,750              124,344
+ QUALCOMM Incorporated ........................   103,550            6,213,000
  The Quaker Oats Company ......................    18,295            1,374,412
+ Quintiles Transnational Corp. ................    16,138              227,949
  R.R. Donnelley & Sons Company ................    17,072              385,187
  RadioShack Corporation .......................    26,079            1,235,493
  Ralston-Ralston Purina Group .................    42,868              854,681
  Raytheon Company (Class B) ...................    47,491              914,202
+ Reebok International Ltd. ....................     7,929              126,368
  Regions Financial Corporation ................    30,829              612,726
  Reliant Energy, Inc. .........................    41,318            1,221,463
+ Rite Aid Corporation .........................    36,181              237,438
  Rockwell International Corporation ...........    26,277              827,726
  Rohm and Haas Company ........................    30,401            1,048,835
+ Rowan Companies, Inc. ........................    13,115              398,368
  Royal Dutch Petroleum Company
     (NY Registered Shares) ....................   299,679           18,448,988
  Russell Corporation ..........................     4,582               91,640
  Ryder System, Inc. ...........................     8,354              158,204
  SAFECO Corporation ...........................    17,869              355,146
  SBC Communications Inc. ......................   475,332           20,558,109
  SLM Holding Corporation ......................    21,928              820,930
  SUPERVALU INC. ...............................    18,410              350,941
  SYSCO Corporation ............................    46,556            1,961,172
  Sabre Holdings Corporation ...................    18,063              514,796
+ Safeway Inc. .................................    69,371            3,130,366
+ Sanmina Corporation ..........................    20,678            1,767,969
+ Sapient Corporation ..........................     8,188              875,604
  Sara Lee Corporation .........................   121,489            2,346,256
  Schering-Plough Corporation ..................   204,622           10,333,411
  Schlumberger Limited .........................    79,527            5,934,702
  Scientific-Atlanta, Inc. .....................    22,161            1,650,995
+ Seagate Technology, Inc. .....................    31,749            1,746,195
  The Seagram Company Ltd. .....................    60,999            3,537,942
+ Sealed Air Corporation .......................    11,723              613,992
  Sears, Roebuck & Co. .........................    49,263            1,607,205
  Sempra Energy ................................    28,580              485,860
  The Sherwin-Williams Company .................    22,932              485,872
+ Siebel Systems, Inc. .........................    27,904            4,564,048
  Sigma-Aldrich Corporation ....................    11,922              348,719
  Snap-On Incorporated .........................     8,180              217,793
+ Solectron Corporation ........................    83,316            3,488,858
  The Southern Company .........................    90,646            2,113,185
  SouthTrust Corporation .......................    23,563              533,113
  Southwest Airlines Co. .......................    69,353            1,313,372
  Springs Industries, Inc. (Class A) ...........     2,521               81,145
  Sprint Corp. (FON Group) .....................   122,503            6,247,653
+ Sprint Corp. (PCS Group) .....................   127,908            7,610,526
+ St. Jude Medical, Inc. .......................    11,738              538,481
  The St. Paul Companies, Inc. .................    29,663            1,012,250
  The Stanley Works ............................    12,250              290,938
+ Staples, Inc. ................................    67,675            1,040,503
+ Starbucks Corporation ........................    25,608              977,906
  State Street Corporation .....................    22,523            2,388,846
  Summit Bancorp. ..............................    24,635              606,637
+ Sun Microsystems, Inc. .......................   221,672           20,158,298
  SunTrust Banks, Inc. .........................    42,260            1,930,754
  Sunoco, Inc. .................................    12,372              364,201
  Synovus Financial Corp. ......................    39,457              695,430
  T. Rowe Price Associates, Inc. ...............    16,910              718,675
  The TJX Companies, Inc. ......................    41,912              785,850
  TRW Inc. .....................................    17,251              748,262
  TXU Corp. ....................................    36,850            1,087,075
  Target Corporation ...........................    63,716            3,695,528
  Tektronix, Inc. ..............................     6,704              496,096
+ Tellabs, Inc. ................................    57,220            3,915,994
  Temple-Inland, Inc. ..........................     7,310              307,020
+ Tenet Healthcare Corporation .................    43,698            1,179,846
+ Teradyne, Inc. ...............................    24,248            1,782,228
  Texaco Inc. ..................................    77,144            4,107,918
  Texas Instruments Incorporated ...............   228,630           15,704,023
  Textron, Inc. ................................    20,191            1,096,624
+ Thermo Electron Corporation ..................    21,785              458,847
  Thomas & Betts Corporation ...................     8,117              155,238
  Tiffany & Co. ................................    10,182              687,285
  Time Warner Inc. .............................   183,858           13,973,208
  The Timken Company ...........................     8,518              158,648
  Torchmark Corporation ........................    17,943              442,968
  Tosco Corporation ............................    20,205              572,054
+ Toys `R' Us, Inc. ............................    30,212              439,962
  Transocean Sedco Forex Inc. ..................    29,411            1,571,650
  Tribune Company ..............................    43,150            1,510,250
+ Tricon Global Restaurants, Inc. ..............    20,602              582,007
  Tupperware Corporation .......................     8,096              178,112
  Tyco International Ltd. ......................   235,893           11,175,431
  U S WEST, Inc. ...............................    70,948            6,083,791
+ US Airways Group, Inc. .......................     9,342              364,338
  U.S. Bancorp .................................   105,059            2,022,386
  UST Inc. .....................................    22,717              333,656
  USX-Marathon Group ...........................    43,527            1,090,895
  USX-U.S. Steel Group .........................    12,379              229,785
  Unicom Corporation ...........................    24,845              961,191
  Unilever NV (NY Registered Shares) ...........    79,869            3,434,367
  Union Carbide Corporation ....................    18,862              933,669
  Union Pacific Corporation ....................    34,633            1,287,915
  Union Pacific Resources Group Inc. ...........    35,220              774,840
  Union Planters Corporation ...................    18,949              529,388
+ Unisys Corporation ...........................    43,565              634,415
  United Technologies Corporation ..............    65,755            3,871,326
  UnitedHealth Group Incorporated ..............    22,746            1,950,470
  Unocal Corporation ...........................    33,938            1,124,196
  UnumProvident Corporation ....................    33,624              674,582
+ VERITAS Software Corporation .................    54,640            6,175,174
  V. F. Corporation ............................    15,991              380,786
+ Viacom, Inc. (Class B) .......................   213,130           14,532,802
+ Visteon Corporation ..........................    20,217              245,127
  Vulcan Materials Company .....................    14,130              603,174
+ W.R. Grace & Co. .............................     9,434              114,387
  W. W. Grainger, Inc. .........................    13,138              404,815
  Wachovia Corporation .........................    28,328            1,536,794
  Wal-Mart Stores, Inc. ........................   622,780           35,887,698
  Walgreen Co. .................................   140,831            4,532,998
  The Walt Disney Company ......................   290,353           11,269,326
  Washington Mutual, Inc. ......................    76,547            2,210,295
  Waste Management, Inc. .......................    86,801            1,649,219
+ Watson Pharmaceuticals, Inc. .................    13,468              723,905
+ Wellpoint Health Networks Inc. ...............     8,694              629,772
  Wells Fargo Company ..........................   225,140            8,724,175
  Wendy's International, Inc. ..................    15,930              283,753
  Westvaco Corporation .........................    14,081              349,385
  Weyerhaeuser Company .........................    32,555            1,399,865
  Whirlpool Corporation ........................    10,215              476,274
  Willamette Industries, Inc. ..................    15,504              422,484
  The Williams Companies, Inc. .................    61,739            2,573,745
  Winn-Dixie Stores, Inc. ......................    20,189              288,955
  Wm. Wrigley Jr. Company ......................    15,979            1,281,316
+ WorldCom, Inc. ...............................   400,124           18,355,689
  Worthington Industries, Inc. .................    12,051              126,536
  Xerox Corporation ............................    93,111            1,932,053
+ Xilinx, Inc. .................................    44,893            3,706,478
+ Yahoo! Inc. ..................................    75,911            9,403,475
  Young & Rubicam Inc. .........................    10,115              578,452
  ------------------------------------------------------------------------------
  Total Common Stocks (Cost--$1,279,639,528)--99.6%                1,752,109,971

  ==============================================================================
     Face
    Amount                     Short-Term Obligations
  ==============================================================================
  Commercial Paper*
    $9,193,000          General Motors Acceptance Corp.,
                          7.13% due 7/03/2000                         9,189,359
  ==============================================================================
  Total Short-Term Obligations (Cost--$9,189,359)--0.5%               9,189,359
  ==============================================================================
  Total Investments (Cost--$1,288,828,887)--100.1%                1,761,299,330
  Variation Margin on Financial Futures Contracts**--0.0%               105,979
  Liabilities in Excess of Other Assets--(0.1%)                      (1,500,896)
                                                                 --------------
  Net Assets--100.0%                                             $1,759,904,413
                                                                 ==============
  ==============================================================================
  +   Non-income producing security.
  ++ Portion of securities held as collateral for open financial futures contracts.
  +++ An affiliate of the Series.
  * Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Series.
  **  Financial futures contracts purchased as of June 30, 2000 were as follows:
      --------------------------------------------------------------------------
      Number of                                  Expiration
      Contracts              Issue                   Date             Value
      --------------------------------------------------------------------------
         23            S&P 500 Stock Index      September 2000      $8,441,575
      --------------------------------------------------------------------------
      Total Financial Futures Contracts
      Purchased (Total Contract Price--$8,523,225)                  $8,441,575
                                                                    ==========
      --------------------------------------------------------------------------

      See Notes to Financial Statements.


                                    14 $ 15

                                 Merrill Lynch S&P 500 Index Fund, June 30, 2000

STATEMENT OF ASSETS AND LIABILITIES

MASTER
S&P 500
INDEX SERIES           As of June 30, 2000
==================================================================================================================================
Assets:                Investments, at value (identified cost--$1,288,828,887) .......                             $ 1,761,299,330
                       Cash ..........................................................                                   1,522,156
                       Receivables:
                          Securities sold ............................................          $    15,798,550
                          Contributions ..............................................                2,540,627
                          Dividends ..................................................                1,425,291
                          Variation margin ...........................................                  105,979         19,870,447
                                                                                                ---------------
                       Deferred organization expenses ................................                                       2,704
                       Prepaid expenses ..............................................                                      41,757
                                                                                                                   ---------------
                       Total assets ..................................................                               1,782,736,394
                                                                                                                   ---------------
==================================================================================================================================
Liabilities:           Payables:
                          Withdrawals ................................................               12,673,743
                          Securities purchased .......................................                9,959,521
                          Investment adviser .........................................                    6,782         22,640,046
                                                                                                ---------------
                       Accrued expenses and other liabilities ........................                                     191,935
                                                                                                                   ---------------
                       Total liabilities .............................................                                  22,831,981
                                                                                                                   ---------------
==================================================================================================================================
Net Assets:            Net assets ....................................................                             $ 1,759,904,413
                                                                                                                   ===============
==================================================================================================================================
Net Assets             Partners' capital .............................................                             $ 1,287,515,620
Consist of:            Unrealized appreciation on investments--net ...................                                 472,388,793
                                                                                                                   ---------------
                       Net assets ....................................................                             $ 1,759,904,413
                                                                                                                   ===============
==================================================================================================================================

STATEMENT OF OPERATIONS

MASTER
S&P 500
INDEX SERIES           For the Six Months Ended June 30, 2000
==================================================================================================================================
Investment Income:     Dividends (net of $53,563 foreign withholding tax) ............                             $     9,631,310
                       Interest and discount earned ..................................                                     890,182
                       Other .........................................................                                      37,044
                                                                                                                   ---------------
                       Total income ..................................................                                  10,558,536
                                                                                                                   ---------------
==================================================================================================================================
Expenses:              Accounting services ...........................................          $       224,701
                       Custodian fees ................................................                   50,174
                       Investment advisory fees ......................................                   42,504
                       Professional fees .............................................                   21,597
                       Trustees' fees and expenses ...................................                    5,069
                       Pricing fees ..................................................                      951
                       Other .........................................................                    8,663
                                                                                                ---------------
                       Total expenses ................................................                                     353,659
                                                                                                                   ---------------
                       Investment income--net ........................................                                  10,204,877
                                                                                                                   ---------------
==================================================================================================================================
Realized &             Realized loss from investments--net ...........................                                 (14,313,621)
Unrealized Loss on     Change in unrealized appreciation on investments--net .........                                  (1,141,629)
Investments--Net:                                                                                                  ---------------
                       Net Decrease in Net Assets Resulting from Operations ..........                             $    (5,250,373)
                                                                                                                   ===============
==================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

MASTER                                                                                            For the Six         For the
S&P 500                                                                                           Months Ended       Year Ended
INDEX SERIES           Increase (Decrease) in Net Assets:                                        June 30, 2000      Dec. 31, 1999
==================================================================================================================================
Operations:            Investment income--net ........................................          $    10,204,877    $    19,516,040
                       Realized loss on investments--net .............................              (14,313,621)       (12,925,031)
                       Change in unrealized appreciation on investments--net .........               (1,141,629)       282,264,818
                                                                                                ---------------    ---------------
                       Net increase (decrease) in net assets resulting from operations               (5,250,373)       288,855,827
                                                                                                ---------------    ---------------
==================================================================================================================================
Net Capital            Increase in net assets derived from net capital contributions .               74,819,048        283,259,445
Contributions:                                                                                  ---------------    ---------------
==================================================================================================================================
Net Assets:            Total increase in net assets ..................................               69,568,675        572,115,272
                       Beginning of period ...........................................            1,690,335,738      1,118,220,466
                                                                                                ---------------    ---------------
                       End of period .................................................          $ 1,759,904,413    $ 1,690,335,738
                                                                                                ===============    ===============
==================================================================================================================================

FINANCIAL HIGHLIGHTS

                                                                                                 For the Year         For the Period
MASTER                                                                       For the Six         Ended Dec. 31,       April 3, 1997+
S&P 500                The following ratios have been derived from          Months Ended   -------------------------         to
INDEX SERIES           information provided in the financial statements.    June 30, 2000      1999          1998      Dec. 31, 1997
====================================================================================================================================
Ratios to Average      Expenses, net of reimbursement .........                     .04%*          .07%          .10%          .12%*
Net Assets:                                                                 ===========    ===========   ===========     =========
                       Expenses ...............................                     .04%*          .07%          .10%          .17%*
                                                                            ===========    ===========   ===========     =========
                       Investment income--net .................                    1.20%*         1.33%         1.56%         1.99%*
                                                                            ===========    ===========   ===========     =========
====================================================================================================================================
Supplemental           Net assets, end of period (in thousands)             $ 1,759,904    $ 1,690,336   $ 1,118,220     $ 602,801
Data:                                                                       ===========    ===========   ===========     =========
                       Portfolio turnover .....................                    5.15%         29.91%        25.97%        24.31%
                                                                            ===========    ===========   ===========     =========
====================================================================================================================================

                     * Annualized.
                     + Commencement of operations.

                       See Notes to Financial Statements.


                                     16 & 17

                                 Merrill Lynch S&P 500 Index Fund, June 30, 2000

NOTES TO FINANCIAL STATEMENTS

MASTER
S&P 500
INDEX SERIES

1. Significant Accounting Policies:

Master S&P 500 Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Series' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the NASDAQ National Market System are valued at the last sale price prior to the time of valuation. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Other investments, including futures contracts and related options, are stated at market value. Short-term securities are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Derivative financial instruments--The Series may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Series is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Series may purchase or sell financial futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options--The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(c) Income taxes--The Series is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Series will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Series. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(d) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Dividend income is recorded on the ex-dividend dates. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Deferred organization expenses--Deferred organization expenses are charged to expense on a straight-line basis over a period not exceeding five years.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .005% of the average daily value of the Series' net assets.

Merrill Lynch Trust Company (MLTC), an indirect wholly-owned subsidiary of ML & Co., is the Series' custodian.

Accounting services are provided to the Series by FAM at cost.

Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, MLTC, and/ or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2000 were $196,146,609 and $86,938,032, respectively.

Net realized losses for the six months ended June 30, 2000 and net unrealized gains (losses) as of June 30, 2000 were as follows:

--------------------------------------------------------------------------------
                                               Realized            Unrealized
                                                Losses           Gains (Losses)
--------------------------------------------------------------------------------
Long-term investments ................       $ (11,058,406)       $ 472,470,443
Financial futures contracts ..........          (3,255,215)             (81,650)
                                             -------------        -------------
Total ................................       $ (14,313,621)       $ 472,388,793
                                             =============        =============
--------------------------------------------------------------------------------

As of June 30, 2000, net unrealized appreciation for Federal income tax purposes aggregated $472,470,443, of which $592,021,815 related to appreciated securities and $119,551,372 related to depreciated securities. At June 30, 2000, the aggregate cost of investments for Federal income tax purposes was $1,288,828,887.

4. Loaned Securities:

At June 30, 2000, the Series held US Treasury notes having an aggregate value of approximately $251,000 as collateral for portfolio securities loaned having a market value of approximately $230,000.


                                    18 & 19

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Index Funds, Inc.
Box 9011
Princeton, NJ
08543-9011                                                         Index 4--6/00

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